NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Product Information [Line Items]
Stock Issued During Period, Value, Conversion of Convertible Securities
Cash, Uninsured Amount	$ 2,768,466		$ 688,000
[custom:ProductWarrantyPeriod]			90 days
Advertising Expense				$ 0
Class of Warrant or Right, Outstanding	80,091	1,376,466	147,591	1,376,466
Share-Based Payment Arrangement, Option [Member]
Product Information [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number	1,217,775	926,266	926,266	431,266	451,898
Patents And Trademarks [Member]
Product Information [Line Items]
Property, Plant and Equipment, Useful Life			17 years
Minimum [Member]
Product Information [Line Items]
Property, Plant and Equipment, Useful Life			3 years
[custom:ProductWarrantyPeriod]			12 months
Maximum [Member]
Product Information [Line Items]
Property, Plant and Equipment, Useful Life			5 years
[custom:ProductWarrantyPeriod]			36 months
Revenue Benchmark [Member] | Geographic Concentration Risk [Member] | UNITED STATES
Product Information [Line Items]
[custom:ConcentrationRiskPercentage]			41.00%	86.00%
Customer 1 [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
[custom:ConcentrationRiskPercentage]	55.00%	25.00%	42.00%
Customer 1 [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
[custom:ConcentrationRiskPercentage]	52.00%		34.00%	81.00%
Customer 2 [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
[custom:ConcentrationRiskPercentage]	29.00%	21.00%	18.00%
Customer 2 [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
[custom:ConcentrationRiskPercentage]	25.00%		31.00%	10.00%
Customer 3 [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
[custom:ConcentrationRiskPercentage]		19.00%	14.00%
Customer 3 [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member] | UNITED STATES
Product Information [Line Items]
[custom:ConcentrationRiskPercentage]	37.00%
Customer 3 [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
[custom:ConcentrationRiskPercentage]	14.00%		19.00%
Customer 4 [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
[custom:ConcentrationRiskPercentage]		19.00%	14.00%
Customer 4 [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member] | UNITED STATES
Product Information [Line Items]
[custom:ConcentrationRiskPercentage]		54.00%
Customer 4 [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
[custom:ConcentrationRiskPercentage]			10.00%
Customer [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
[custom:ConcentrationRiskPercentage]	30.00%			83.00%
Series B Preferred Convertible Stock [Member]
Product Information [Line Items]
Stock Issued During Period, Value, Conversion of Convertible Securities				$ 850,999
Series C Preferred Convertible Stock [Member]
Product Information [Line Items]
Stock Issued During Period, Value, Conversion of Convertible Securities				$ 2,499,998
Series D Convertible Preferred Stock [Member]
Product Information [Line Items]
[custom:ConvertibleCommonSharesIssuedUponConversion-0]			433,000
[custom:ConversionOfStockSharesConverted]	433,000	333,000
Series B Convertible Preferred Stock [Member]
Product Information [Line Items]
[custom:ConvertibleCommonSharesIssuedUponConversion-0]				121,571
Series C Convertible Preferred Stock [Member]
Product Information [Line Items]
[custom:ConvertibleCommonSharesIssuedUponConversion-0]				454,546
Series E Convertible Preferred Stock [Member]
Product Information [Line Items]
[custom:ConversionOfStockSharesConverted]	1,333,334
Series F Convertible Preferred Stock [Member]
Product Information [Line Items]
[custom:ConversionOfStockSharesConverted]	806,452